Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Property, Plant and Equipment

(In thousands)	2021	2020
Furniture and fixtures	$318	$299
Drug storage equipment	—	115
Computer equipment	1,714	476
Leasehold improvements	90	1,239
	2,122	2,129
Less accumulated depreciation	(729)	(1,594)
Property and equipment, net	$1,393	$535